SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2010 Revised estimated residual values Equipment and office furniture, motor vehicles and software	Jan. 02, 2010 Revised estimated residual values Before revision of estimate Equipment and office furniture, motor vehicles and software	Dec. 31, 2010 Revised estimated residual values Adjustment
Use of estimates
Estimated residual values for equipment and office furniture, motor vehicles and software (as a percent)				0.00%	10.00%
Increase in loss from continuing operations	$ 4,147	$ 23,400	$ 5,027			$ 473
Increase in net loss	$ 7,256	$ 40,118	$ 25,107			$ 473
Loss per basic and diluted ordinary shares (in dollars per share)						$ 0.00